OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current
Other current financial liabilities		$ 367,302,080	$ 47,763,039
Non-current
Other non-current financial liabilities		904,802,058	1,041,048,972
Bank liabilities
Current
Other current financial liabilities	[1]	688,800	26,617
Non-current
Other non-current financial liabilities	[1]	13,366,211	4,000,000
Bonds payable
Current
Other current financial liabilities	[1],[2]	340,767,980	25,383,339
Non-current
Other non-current financial liabilities	[1],[2]	763,368,160	1,020,661,942
Deposits in guarantee
Current
Other current financial liabilities		16,427,144	13,402,885
Derivative contract liabilities
Current
Other current financial liabilities		2,317,577	758,663
Non-current
Other non-current financial liabilities		112,175,058
Leasing agreements
Current
Other current financial liabilities	[1]	7,100,579	8,191,535
Non-current
Other non-current financial liabilities	[1]	$ 15,892,629	$ 16,387,030

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.